Exhibit 99.1

Name of	Check if Registered	Name of Originator	Total Assets in ABS			Assets that Were			Assets that Were			Assets Pending Repurchase or			Demand			Demand			Demand
Issuing Entity			by Originator			Subject of Demand			Repurchased or Replaced			Replacement (within cure period)			in Dispute			Withdrawn			Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2016-6*		HUD	1481	301,542,495.74	100.00%	-	-	0.00%	9	1,640,104.40	0.54%	11	2801398.26	0.93%	-	-	0.00%	1	42,968.79	0.01%	-	-	0.00%
2016-12		BofA	1393	245,422,991.75	100.00%	1	181,383.30	0.07%	1	151,336.05	0.06%	2	147691.36	0.06%	-	-	0.00%	3	384504.34	0.16%	-	-	0.00%
2017-1		BANA	1425	220,530,700.50	100.00%	-	-	0.00%	-	-	0.00%	1	279,804.81	0.13%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2017-2*		Citi	1398	85,045,170.52	100.00%	-	-	0.00%	4	445,033.77	0.52%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2017-4		Citi	916	59,745,962.43	100.00%	4	116890.68	0.20%	3	97,733.98	0.16%	-	-	0.00%	-	-	0.00%	1	19,156.70	0.03%	-	-	0.00%
Total			6,613	912,287,320.94	100.00%	5	298,273.98	0.03%	17	2,334,208.20	0.26%	14	3,228,894.43	0.35%	0.00%	-	0.00%	5	446,629.83	0.05%	0	194,029.25	0.02%

* Repurchases included in this report were also reported in the Q3 2017 report as they were completed in Q4 2017 prior to the filing of the Q3 2017 report.